Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.
(a)(b)
.............. 701,642 $ 181,255,178
Boeing Co. (The)
(a)(b)
................. 5,664,112 1,476,407,434
General Dynamics Corp. .............. 2,256,211 585,870,310
Howmet Aerospace, Inc.
(a)
............. 3,896,250 210,865,050
Huntington Ingalls Industries, Inc. ........ 395,854 102,779,533
L3Harris Technologies, Inc. ............ 1,888,025 397,655,826
Lockheed Martin Corp. ............... 2,199,156 996,745,465
Northrop Grumman Corp. ............. 1,411,678 660,862,939
RTX Corp. ....................... 14,321,886 1,205,043,488
Textron, Inc.
(a)
..................... 1,952,501 157,020,130
TransDigm Group, Inc. ............... 551,000 557,391,600
6,531,896,953
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. .......... 1,161,689 100,358,313
Expeditors International of Washington, Inc.
(a)
1,447,880 184,170,336
FedEx Corp. ...................... 2,304,117 582,872,477
United Parcel Service, Inc., Class B ...... 7,203,809 1,132,654,889
2,000,056,015
Automobile Components — 0.1%
Aptiv plc
(a)(b)
....................... 2,817,283 252,766,631
BorgWarner, Inc. ................... 2,341,331 83,936,716
336,703,347
Automobiles — 2.0%
Ford Motor Co. .................... 39,164,765 477,418,485
General Motors Co.
(a)
................ 13,640,236 489,957,277
Tesla, Inc.
(a)(b)
..................... 27,546,480 6,844,749,351
7,812,125,113
Banks — 3.3%
Bank of America Corp. ............... 68,575,488 2,308,936,681
Citigroup, Inc. ..................... 19,062,772 980,588,992
Citizens Financial Group, Inc. .......... 4,643,588 153,888,506
Comerica, Inc. ..................... 1,313,277 73,293,989
Fifth Third Bancorp ................. 6,783,150 233,950,843
Huntington Bancshares, Inc. ........... 14,423,205 183,463,168
JPMorgan Chase & Co. .............. 28,795,214 4,898,065,901
KeyCorp ......................... 9,325,557 134,288,021
M&T Bank Corp. ................... 1,653,173 226,616,955
PNC Financial Services Group, Inc. (The) .. 3,967,661 614,392,306
Regions Financial Corp. .............. 9,263,684 179,530,196
Truist Financial Corp. ................ 13,283,687 490,433,724
US Bancorp ...................... 15,508,239 671,196,584
Wells Fargo & Co. .................. 36,171,905 1,780,381,164
Zions Bancorp NA .................. 1,475,562 64,732,905
12,993,759,935
Beverages — 1.5%
Brown-Forman Corp., Class B, NVS ...... 1,822,635 104,072,459
Coca-Cola Co. (The) ................ 38,755,779 2,283,878,056
Constellation Brands, Inc., Class A ....... 1,609,754 389,158,030
Keurig Dr Pepper, Inc. ............... 10,028,201 334,139,657
Molson Coors Beverage Co., Class B ..... 1,844,273 112,887,950
Monster Beverage Corp.
(b)
............. 7,357,654 423,874,447
PepsiCo, Inc. ..................... 13,693,754 2,325,747,179
5,973,757,778
Biotechnology — 2.0%
AbbVie, Inc. ...................... 17,585,330 2,725,198,590
Amgen, Inc. ...................... 5,330,397 1,535,260,944
Biogen, Inc.
(a)(b)
.................... 1,443,146 373,442,891
Gilead Sciences, Inc. ................ 12,410,966 1,005,412,356
Incyte Corp.
(a)(b)
.................... 1,852,922 116,344,972
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(a)(b)
................... 3,303,865 $ 328,569,374
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 1,067,192 937,304,062
Vertex Pharmaceuticals, Inc.
(b)
.......... 2,566,478 1,044,274,233
8,065,807,422
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)(b)
................ 90,577,990 13,762,419,801
eBay, Inc. ........................ 5,169,591 225,497,559
Etsy, Inc.
(a)(b)
...................... 1,192,592 96,659,582
14,084,576,942
Building Products — 0.5%
A O Smith Corp. ................... 1,223,379 100,855,365
Allegion plc ....................... 874,283 110,762,913
Builders FirstSource, Inc.
(b)
............ 1,228,904 205,153,234
Carrier Global Corp. ................. 8,357,187 480,120,393
Johnson Controls International plc ....... 6,775,895 390,562,588
Masco Corp. ...................... 2,235,833 149,756,094
Trane Technologies plc ............... 2,275,004 554,873,476
1,992,084,063
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............. 1,007,845 382,809,766
Bank of New York Mellon Corp. (The) ..... 7,660,018 398,703,937
BlackRock, Inc.
(c)
................... 1,392,725 1,130,614,155
Blackstone, Inc., Class A .............. 7,076,958 926,515,341
CBOE Global Markets, Inc. ............ 1,051,490 187,754,054
Charles Schwab Corp. (The) ........... 14,823,049 1,019,825,771
CME Group, Inc., Class A ............. 3,585,571 755,121,253
FactSet Research Systems, Inc. ......... 378,590 180,606,359
Franklin Resources, Inc. .............. 2,808,121 83,653,925
Goldman Sachs Group, Inc. (The) ....... 3,248,215 1,253,063,901
Intercontinental Exchange, Inc. ......... 5,700,729 732,144,625
Invesco Ltd. ...................... 4,477,514 79,878,850
MarketAxess Holdings, Inc. ............ 377,790 110,635,802
Moody's Corp. ..................... 1,567,769 612,307,861
Morgan Stanley .................... 12,587,640 1,173,797,430
MSCI, Inc. ....................... 787,751 445,591,353
Nasdaq, Inc. ...................... 3,390,352 197,115,065
Northern Trust Corp. ................. 2,062,083 173,998,564
Raymond James Financial, Inc. ......... 1,871,869 208,713,393
S&P Global, Inc. ................... 3,227,306 1,421,692,839
State Street Corp. .................. 3,073,323 238,059,600
T. Rowe Price Group, Inc. ............. 2,225,883 239,705,340
11,952,309,184
Chemicals — 1.6%
Air Products & Chemicals, Inc. .......... 2,212,620 605,815,356
Albemarle Corp. ................... 1,168,983 168,894,664
Celanese Corp. .................... 997,727 155,016,844
CF Industries Holdings, Inc. ............ 1,903,187 151,303,366
Corteva, Inc. ...................... 7,019,275 336,363,658
Dow, Inc. ........................ 6,986,077 383,116,463
DuPont de Nemours, Inc. ............. 4,283,492 329,529,040
Eastman Chemical Co. ............... 1,180,670 106,047,779
Ecolab, Inc. ...................... 2,527,713 501,371,873
FMC Corp. ....................... 1,242,543 78,342,336
International Flavors & Fragrances, Inc. .... 2,542,754 205,886,791
Linde plc ........................ 4,829,463 1,983,508,749
LyondellBasell Industries NV, Class A ..... 2,552,087 242,652,432
Mosaic Co. (The) ................... 3,255,186 116,307,796
PPG Industries, Inc. ................. 2,348,525 351,221,914
Sherwin-Williams Co. (The) ............ 2,345,523 731,568,624
6,446,947,685

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 862,071 $ 519,535,709
Copart, Inc.
(a)(b)
.................... 8,702,667 426,430,683
Republic Services, Inc. ............... 2,037,221 335,958,115
Rollins, Inc. ....................... 2,796,307 122,114,727
Veralto Corp.
(a)
.................... 2,183,251 179,594,227
Waste Management, Inc. .............. 3,650,725 653,844,847
2,237,478,308
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)(b)
.............. 2,509,980 591,125,390
Cisco Systems, Inc. ................. 40,344,239 2,038,190,954
F5, Inc.
(a)(b)
....................... 594,438 106,392,513
Juniper Networks, Inc. ............... 3,176,217 93,634,877
Motorola Solutions, Inc. .............. 1,653,250 517,616,043
3,346,959,777
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
............... 1,446,877 312,236,057
Construction Materials — 0.2%
(a)
Martin Marietta Materials, Inc. .......... 615,717 307,187,369
Vulcan Materials Co. ................ 1,323,444 300,435,022
607,622,391
Consumer Finance — 0.5%
American Express Co. ............... 5,734,055 1,074,217,864
Capital One Financial Corp. ............ 3,793,097 497,350,878
Discover Financial Services ............ 2,490,807 279,966,707
Synchrony Financial ................. 4,121,573 157,402,873
2,008,938,322
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 4,409,682 2,910,742,895
Dollar General Corp. ................ 2,185,776 297,156,247
Dollar Tree, Inc.
(a)(b)
................. 2,081,610 295,692,700
Kroger Co. (The) ................... 6,591,155 301,281,695
Sysco Corp. ...................... 5,022,102 367,266,319
Target Corp. ...................... 4,597,466 654,771,108
Walgreens Boots Alliance, Inc. .......... 7,141,815 186,472,790
Walmart, Inc. ...................... 14,208,489 2,239,968,291
7,253,352,045
Containers & Packaging — 0.2%
Amcor plc ........................ 14,395,792 138,775,435
Avery Dennison Corp. ................ 802,170 162,166,687
Ball Corp. ........................ 3,140,229 180,625,972
International Paper Co. ............... 3,446,551 124,592,819
Packaging Corp. of America ........... 892,531 145,402,225
WestRock Co. ..................... 2,553,601 106,025,514
857,588,652
Distributors — 0.1%
Genuine Parts Co. .................. 1,396,213 193,375,500
LKQ Corp. ....................... 2,665,290 127,374,209
Pool Corp.
(a)
...................... 385,253 153,604,224
474,353,933
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 71,215,888 1,195,002,601
Verizon Communications, Inc. .......... 41,873,569 1,578,633,551
2,773,636,152
Electric Utilities — 1.5%
Alliant Energy Corp. ................. 2,541,789 130,393,776
American Electric Power Co., Inc. ........ 5,238,031 425,432,878
Constellation Energy Corp. ............ 3,181,183 371,848,481
Duke Energy Corp. ................. 7,676,356 744,913,586
Edison International ................. 3,817,713 272,928,302
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ..................... 2,106,460 $ 213,152,687
Evergy, Inc. ....................... 2,288,295 119,448,999
Eversource Energy ................. 3,479,527 214,756,406
Exelon Corp. ...................... 9,914,874 355,943,977
FirstEnergy Corp. .................. 5,143,775 188,570,791
NextEra Energy, Inc. ................ 20,435,588 1,241,257,615
NRG Energy, Inc. ................... 2,248,546 116,249,828
PG&E Corp. ...................... 21,249,995 383,137,410
Pinnacle West Capital Corp. ........... 1,129,253 81,125,536
PPL Corp. ....................... 7,341,797 198,962,699
Southern Co. (The) ................. 10,862,602 761,685,652
Xcel Energy, Inc. ................... 5,496,172 340,268,009
6,160,076,632
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 2,298,699 379,032,478
Eaton Corp. plc .................... 3,976,908 957,718,985
Emerson Electric Co. ................ 5,678,354 552,674,195
Generac Holdings, Inc.
(a)(b)
............. 612,130 79,111,681
Hubbell, Inc. ...................... 534,237 175,726,576
Rockwell Automation, Inc. ............. 1,142,072 354,590,515
2,498,854,430
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 5,959,454 590,760,675
CDW Corp. ....................... 1,334,460 303,349,447
Corning, Inc. ...................... 7,648,288 232,890,370
Jabil, Inc.
(a)
....................... 1,274,323 162,348,750
Keysight Technologies, Inc.
(a)(b)
.......... 1,768,911 281,416,051
TE Connectivity Ltd. ................. 3,095,547 434,924,353
Teledyne Technologies, Inc.
(a)(b)
......... 469,944 209,731,308
Trimble, Inc.
(a)(b)
.................... 2,477,844 131,821,301
Zebra Technologies Corp., Class A
(a)(b)
..... 511,805 139,891,661
2,487,133,916
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 10,022,201 342,558,830
Halliburton Co. .................... 8,914,849 322,271,791
Schlumberger NV .................. 14,227,645 740,406,646
1,405,237,267
Entertainment — 1.2%
Electronic Arts, Inc. ................. 2,438,109 333,557,692
Live Nation Entertainment, Inc.
(a)(b)
....... 1,413,037 132,260,263
Netflix, Inc.
(b)
...................... 4,359,278 2,122,445,273
Take-Two Interactive Software, Inc.
(a)(b)
.... 1,575,321 253,547,915
Walt Disney Co. (The)
(a)(b)
............. 18,225,090 1,645,543,376
Warner Bros Discovery, Inc.
(a)(b)
......... 22,102,521 251,526,689
4,738,881,208
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B
(a)(b)
..... 18,122,214 6,463,468,845
Fidelity National Information Services, Inc. .. 5,901,149 354,482,020
Fiserv, Inc.
(a)(b)
..................... 5,978,077 794,127,749
FleetCor Technologies, Inc.
(a)(b)
.......... 719,205 203,254,525
Global Payments, Inc. ............... 2,593,630 329,391,010
Jack Henry & Associates, Inc. .......... 725,232 118,510,161
Mastercard, Inc., Class A .............. 8,247,791 3,517,765,339
PayPal Holdings, Inc.
(a)(b)
.............. 10,738,533 659,453,312
Visa, Inc., Class A
(a)
................. 15,876,768 4,133,516,549
16,573,969,510
Food Products — 0.9%
Archer-Daniels-Midland Co. ............ 5,312,535 383,671,278
Bunge Global SA ................... 1,446,906 146,065,161
Campbell Soup Co. ................. 1,956,604 84,583,991
Conagra Brands, Inc. ................ 4,760,580 136,438,223

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. .................. 5,789,889 $ 377,153,369
Hershey Co. (The) .................. 1,492,826 278,322,479
Hormel Foods Corp. ................. 2,884,728 92,628,616
J M Smucker Co. (The) ............... 1,057,034 133,587,957
Kellanova
(a)
....................... 2,627,015 146,876,409
Kraft Heinz Co. (The) ................ 7,940,803 293,650,895
Lamb Weston Holdings, Inc. ........... 1,443,415 156,018,727
McCormick & Co., Inc., NVS ........... 2,502,706 171,235,144
Mondelez International, Inc., Class A ...... 13,550,174 981,439,103
Tyson Foods, Inc., Class A ............ 2,841,185 152,713,694
3,534,385,046
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 1,478,908 171,405,437
Ground Transportation — 1.1%
CSX Corp. ....................... 19,682,790 682,402,329
JB Hunt Transport Services, Inc. ........ 811,360 162,061,046
Norfolk Southern Corp. ............... 2,252,133 532,359,199
Old Dominion Freight Line, Inc.
(a)
........ 891,070 361,177,403
Uber Technologies, Inc.
(b)
............. 20,496,492 1,261,969,012
Union Pacific Corp. ................. 6,071,504 1,491,282,813
4,491,251,802
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories ................. 17,284,710 1,902,528,030
Align Technology, Inc.
(a)(b)
.............. 709,258 194,336,692
Baxter International, Inc. .............. 5,053,265 195,359,225
Becton Dickinson & Co. .............. 2,889,299 704,497,775
Boston Scientific Corp.
(a)(b)
............. 14,584,246 843,115,261
Cooper Cos., Inc. (The)
(a)
............. 493,042 186,586,814
Dentsply Sirona, Inc. ................ 2,110,202 75,102,089
Dexcom, Inc.
(a)(b)
................... 3,848,529 477,563,963
Edwards Lifesciences Corp.
(a)(b)
......... 6,041,098 460,633,722
GE HealthCare Technologies, Inc.
(a)
...... 3,899,646 301,520,629
Hologic, Inc.
(b)
..................... 2,439,873 174,328,926
IDEXX Laboratories, Inc.
(a)(b)
........... 827,457 459,280,008
Insulet Corp.
(a)(b)
.................... 695,761 150,966,222
Intuitive Surgical, Inc.
(b)
............... 3,506,550 1,182,969,708
Medtronic plc ..................... 13,252,399 1,091,732,630
ResMed, Inc. ..................... 1,464,835 251,980,917
STERIS plc ....................... 984,208 216,378,129
Stryker Corp. ..................... 3,367,613 1,008,465,389
Teleflex, Inc.
(a)
..................... 468,093 116,714,309
Zimmer Biomet Holdings, Inc.
(a)
......... 2,081,372 253,302,972
10,247,363,410
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. ................. 2,455,122 247,476,298
Cencora, Inc. ..................... 1,660,393 341,011,514
Centene Corp.
(b)
................... 5,320,976 394,869,629
Cigna Group (The) .................. 2,914,581 872,771,280
CVS Health Corp. .................. 12,793,114 1,010,144,281
DaVita, Inc.
(a)(b)
.................... 536,513 56,205,102
Elevance Health, Inc. ................ 2,340,406 1,103,641,853
HCA Healthcare, Inc. ................ 1,972,939 534,035,129
Henry Schein, Inc.
(a)(b)
................ 1,300,848 98,487,202
Humana, Inc. ..................... 1,226,107 561,324,046
Laboratory Corp. of America Holdings ..... 845,377 192,145,738
McKesson Corp.
(a)
.................. 1,325,266 613,571,653
Molina Healthcare, Inc.
(a)(b)
............. 580,861 209,870,888
Quest Diagnostics, Inc. ............... 1,119,958 154,419,809
UnitedHealth Group, Inc. .............. 9,212,518 4,850,114,352
Universal Health Services, Inc., Class B
(a)
.. 607,498 92,606,995
11,332,695,769
Security
Shares
Shares Value
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 5,448,854 $ 107,887,309
Ventas, Inc. ...................... 4,007,686 199,743,070
Welltower, Inc. ..................... 5,512,646 497,075,290
804,705,669
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 7,026,101 136,798,187
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A
(a)(b)
............... 4,329,918 589,475,037
Booking Holdings, Inc.
(a)(b)
............. 347,649 1,233,187,486
Caesars Entertainment, Inc.
(a)(b)
......... 2,148,404 100,717,180
Carnival Corp.
(a)(b)
................... 10,034,937 186,047,732
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 273,188 624,770,028
Darden Restaurants, Inc. ............. 1,198,613 196,932,116
Domino's Pizza, Inc. ................. 347,562 143,275,483
Expedia Group, Inc.
(b)
................ 1,327,812 201,548,583
Hilton Worldwide Holdings, Inc. ......... 2,553,958 465,050,212
Las Vegas Sands Corp. .............. 3,676,576 180,924,305
Marriott International, Inc., Class A ....... 2,457,363 554,159,930
McDonald's Corp. .................. 7,224,448 2,142,121,076
MGM Resorts International
(b)
........... 2,721,551 121,598,899
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 4,237,369 84,916,875
Royal Caribbean Cruises Ltd.
(b)
......... 2,347,909 304,030,736
Starbucks Corp. .................... 11,380,394 1,092,631,628
Wynn Resorts Ltd. .................. 956,179 87,117,469
Yum! Brands, Inc. .................. 2,792,112 364,817,354
8,673,322,129
Household Durables — 0.4%
DR Horton, Inc. .................... 3,001,567 456,178,153
Garmin Ltd. ....................... 1,524,556 195,966,428
Lennar Corp., Class A ................ 2,491,713 371,364,906
Mohawk Industries, Inc.
(a)(b)
............ 526,240 54,465,840
NVR, Inc.
(a)(b)
...................... 31,722 222,068,275
PulteGroup, Inc. ................... 2,147,285 221,642,758
Whirlpool Corp. .................... 547,472 66,665,665
1,588,352,025
Household Products — 1.2%
Church & Dwight Co., Inc. ............. 2,453,768 232,028,302
Clorox Co. (The) ................... 1,235,224 176,130,590
Colgate-Palmolive Co. ............... 8,201,221 653,719,326
Kimberly-Clark Corp. ................ 3,366,017 409,004,726
Procter & Gamble Co. (The) ........... 23,475,000 3,440,026,500
4,910,909,444
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 6,669,601 128,389,819
Industrial Conglomerates — 0.8%
3M Co. .......................... 5,501,013 601,370,741
General Electric Co. ................. 10,840,536 1,383,577,610
Honeywell International, Inc. ........... 6,566,325 1,377,024,016
3,361,972,367
Industrial REITs — 0.3%
Prologis, Inc. ...................... 9,202,795 1,226,732,574
Insurance — 2.1%
Aflac, Inc. ........................ 5,296,619 436,971,068
Allstate Corp. (The) ................. 2,606,680 364,883,066
American International Group, Inc. ....... 6,992,277 473,726,767
Aon plc, Class A ................... 1,994,174 580,344,517
Arch Capital Group Ltd.
(a)(b)
............ 3,716,953 276,058,099
Arthur J Gallagher & Co. .............. 2,150,226 483,542,823
Assurant, Inc. ..................... 507,089 85,439,426
Brown & Brown, Inc. ................. 2,352,539 167,289,048

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ....................... 4,063,850 $ 918,430,100
Cincinnati Financial Corp. ............. 1,562,693 161,676,218
Everest Group Ltd. .................. 432,379 152,880,567
Globe Life, Inc. .................... 853,117 103,841,401
Hartford Financial Services Group, Inc. (The) 2,995,839 240,805,539
Loews Corp.
(a)
..................... 1,823,460 126,894,581
Marsh & McLennan Cos., Inc. .......... 4,911,030 930,492,854
MetLife, Inc. ...................... 6,193,048 409,546,264
Principal Financial Group, Inc. .......... 2,184,456 171,851,154
Progressive Corp. (The) .............. 5,827,232 928,161,513
Prudential Financial, Inc. .............. 3,595,835 372,924,048
Travelers Cos., Inc. (The) ............. 2,275,013 433,367,226
Willis Towers Watson plc .............. 995,646 240,149,815
WR Berkley Corp.
(a)
................. 2,029,029 143,492,931
8,202,769,025
Interactive Media & Services — 5.8%
(b)
Alphabet, Inc., Class A ............... 58,944,404 8,233,943,795
Alphabet, Inc., Class C, NVS ........... 49,609,301 6,991,438,790
Match Group, Inc.
(a)
................. 2,707,517 98,824,371
Meta Platforms, Inc., Class A
(a)
.......... 22,107,993 7,825,345,202
23,149,552,158
IT Services — 1.2%
Accenture plc, Class A ............... 6,251,092 2,193,570,694
Akamai Technologies, Inc.
(a)(b)
........... 1,502,492 177,819,928
Cognizant Technology Solutions Corp., Class A 4,994,130 377,206,639
EPAM Systems, Inc.
(a)(b)
.............. 574,541 170,834,021
Gartner, Inc.
(a)(b)
.................... 776,215 350,158,349
International Business Machines Corp. .... 9,094,938 1,487,477,110
VeriSign, Inc.
(b)
.................... 884,837 182,241,028
4,939,307,769
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,299,223 66,338,326
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............. 2,914,262 405,169,846
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 208,243 67,239,582
Bio-Techne Corp.
(a)
.................. 1,575,193 121,541,892
Charles River Laboratories International, Inc.
(a)
(b)
........................... 510,672 120,722,861
Danaher Corp. .................... 6,550,305 1,515,347,559
Illumina, Inc.
(a)(b)
.................... 1,581,470 220,203,883
IQVIA Holdings, Inc.
(a)(b)
............... 1,824,001 422,037,351
Mettler-Toledo International, Inc.
(b)
....... 216,035 262,041,814
Revvity, Inc.
(a)
..................... 1,228,972 134,338,929
Thermo Fisher Scientific, Inc.
(a)
.......... 3,848,510 2,042,750,623
Waters Corp.
(a)(b)
................... 588,835 193,862,147
West Pharmaceutical Services, Inc. ...... 736,961 259,498,707
5,764,755,194
Machinery — 1.8%
Caterpillar, Inc. .................... 5,080,991 1,502,296,609
Cummins, Inc.
(a)
.................... 1,411,674 338,194,740
Deere & Co. ...................... 2,667,632 1,066,706,008
Dover Corp. ...................... 1,393,243 214,294,706
Fortive Corp.
(a)
..................... 3,500,398 257,734,305
IDEX Corp. ....................... 753,271 163,542,667
Illinois Tool Works, Inc. ............... 2,727,281 714,383,985
Ingersoll Rand, Inc.
(a)
................ 4,032,051 311,838,824
Nordson Corp. ..................... 539,370 142,479,979
Otis Worldwide Corp. ................ 4,076,144 364,692,604
PACCAR, Inc. ..................... 5,209,963 508,752,887
Parker-Hannifin Corp. ................ 1,279,452 589,443,536
Pentair plc ....................... 1,646,275 119,700,655
Snap-on, Inc. ..................... 525,497 151,784,553
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ........... 1,526,940 $ 149,792,814
Westinghouse Air Brake Technologies Corp. . 1,784,720 226,480,968
Xylem, Inc. ....................... 2,401,021 274,580,762
7,096,700,602
Media — 0.7%
Charter Communications, Inc., Class A
(a)(b)
.. 1,001,960 389,441,813
Comcast Corp., Class A .............. 39,996,426 1,753,843,280
Fox Corp., Class A, NVS .............. 2,462,450 73,060,892
Fox Corp., Class B .................. 1,313,782 36,326,072
Interpublic Group of Cos., Inc. (The) ...... 3,814,965 124,520,458
News Corp., Class A, NVS ............ 3,790,513 93,057,094
News Corp., Class B ................ 1,143,363 29,407,296
Omnicom Group, Inc. ................ 1,971,636 170,566,230
Paramount Global, Class B, NVS ........ 4,805,461 71,072,768
2,741,295,903
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 14,282,980 608,026,459
Newmont Corp. .................... 11,478,984 475,115,148
Nucor Corp. ...................... 2,448,532 426,142,509
Steel Dynamics, Inc. ................. 1,514,796 178,897,407
1,688,181,523
Multi-Utilities — 0.7%
Ameren Corp. ..................... 2,618,820 189,445,439
CenterPoint Energy, Inc. .............. 6,286,990 179,619,304
CMS Energy Corp. .................. 2,905,792 168,739,341
Consolidated Edison, Inc. ............. 3,438,342 312,785,972
Dominion Energy, Inc. ................ 8,334,947 391,742,509
DTE Energy Co. ................... 2,053,781 226,449,893
NiSource, Inc. ..................... 4,116,279 109,287,208
Public Service Enterprise Group, Inc. ..... 4,963,189 303,499,007
Sempra ......................... 6,268,173 468,420,568
WEC Energy Group, Inc. .............. 3,142,046 264,466,012
2,614,455,253
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 1,557,760 197,477,235
Boston Properties, Inc. ............... 1,438,187 100,917,582
298,394,817
Oil, Gas & Consumable Fuels — 3.5%
APA Corp. ....................... 3,054,805 109,606,403
Chevron Corp. ..................... 17,486,369 2,608,266,800
ConocoPhillips .................... 11,826,884 1,372,746,426
Coterra Energy, Inc. ................. 7,491,899 191,193,262
Devon Energy Corp. ................. 6,381,559 289,084,623
Diamondback Energy, Inc. ............. 1,782,517 276,432,736
EOG Resources, Inc. ................ 5,808,464 702,533,721
EQT Corp.
(a)
...................... 4,097,202 158,397,829
Exxon Mobil Corp. .................. 39,897,715 3,988,973,546
Hess Corp. ....................... 2,753,251 396,908,664
Kinder Morgan, Inc. ................. 19,261,373 339,770,620
Marathon Oil Corp. .................. 5,829,219 140,833,931
Marathon Petroleum Corp. ............ 3,782,008 561,098,707
Occidental Petroleum Corp. ............ 6,576,755 392,698,041
ONEOK, Inc. ...................... 5,802,163 407,427,886
Phillips 66 ........................ 4,382,294 583,458,623
Pioneer Natural Resources Co. ......... 2,323,961 522,612,350
Targa Resources Corp. ............... 2,221,119 192,948,608
Valero Energy Corp. ................. 3,390,773 440,800,490
Williams Cos., Inc. (The) .............. 12,116,478 422,016,929
14,097,810,195

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(b)
.......... 6,509,653 $ 89,442,632
Delta Air Lines, Inc. ................. 6,409,270 257,844,932
Southwest Airlines Co. ............... 5,937,229 171,467,174
United Airlines Holdings, Inc.
(a)(b)
......... 3,266,761 134,786,559
653,541,297
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 2,313,755 338,386,669
Kenvue, Inc. ...................... 17,166,585 369,596,575
707,983,244
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. .............. 20,266,804 1,039,889,713
Catalent, Inc.
(a)(b)
................... 1,795,461 80,670,063
Eli Lilly & Co. ..................... 7,942,418 4,629,794,300
Johnson & Johnson ................. 23,976,946 3,758,146,516
Merck & Co., Inc. ................... 25,239,688 2,751,630,786
Pfizer, Inc. ....................... 56,239,582 1,619,137,566
Viatris, Inc. ....................... 11,948,871 129,406,273
Zoetis, Inc., Class A ................. 4,572,903 902,553,865
14,911,229,082
Professional Services — 0.7%
Automatic Data Processing, Inc. ......... 4,096,932 954,462,248
Broadridge Financial Solutions, Inc. ...... 1,171,818 241,101,553
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,553,725 104,286,022
Equifax, Inc.
(a)
..................... 1,227,140 303,459,451
Jacobs Solutions, Inc.
(a)
.............. 1,254,243 162,800,741
Leidos Holdings, Inc. ................ 1,369,721 148,258,601
Paychex, Inc. ..................... 3,202,106 381,402,846
Paycom Software, Inc. ............... 488,422 100,966,596
Robert Half, Inc. ................... 1,054,759 92,734,411
Verisk Analytics, Inc.
(a)
............... 1,444,389 345,006,757
2,834,479,226
Real Estate Management & Development — 0.2%
(a)(b)
CBRE Group, Inc., Class A ............ 3,035,699 282,593,220
CoStar Group, Inc. .................. 4,067,505 355,459,262
638,052,482
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 1,414,277 264,780,940
Camden Property Trust ............... 1,063,215 105,566,617
Equity Residential .................. 3,441,521 210,483,424
Essex Property Trust, Inc. ............. 639,210 158,485,728
Invitation Homes, Inc. ................ 5,729,525 195,434,098
Mid-America Apartment Communities, Inc. .. 1,162,046 156,248,705
UDR, Inc. ........................ 3,014,152 115,411,880
1,206,411,392
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 731,858 75,417,967
Kimco Realty Corp. ................. 6,622,989 141,135,895
Realty Income Corp. ................. 7,210,240 414,011,981
Regency Centers Corp. .............. 1,636,411 109,639,537
Simon Property Group, Inc. ............ 3,249,439 463,499,979
1,203,705,359
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.
(a)(b)
........ 16,092,677 2,372,221,517
Analog Devices, Inc. ................. 4,963,179 985,488,822
Applied Materials, Inc. ............... 8,331,886 1,350,348,764
Broadcom, Inc. .................... 4,371,994 4,880,238,303
Enphase Energy, Inc.
(a)(b)
.............. 1,359,978 179,707,493
First Solar, Inc.
(a)(b)
.................. 1,064,444 183,382,412
Intel Corp. ....................... 41,992,561 2,110,126,190
KLA Corp. ........................ 1,354,009 787,085,432
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................ 1,312,496 $ 1,028,025,617
Microchip Technology, Inc. ............. 5,389,107 485,989,669
Micron Technology, Inc. ............... 10,936,763 933,343,354
Monolithic Power Systems, Inc. ......... 476,964 300,859,352
NVIDIA Corp. ..................... 24,601,505 12,183,157,306
NXP Semiconductors NV ............. 2,567,250 589,645,980
ON Semiconductor Corp.
(a)(b)
........... 4,289,817 358,328,414
Qorvo, Inc.
(a)(b)
..................... 969,653 109,192,624
QUALCOMM, Inc. .................. 11,085,882 1,603,351,114
Skyworks Solutions, Inc. .............. 1,587,713 178,490,696
Teradyne, Inc.
(a)
.................... 1,522,764 165,250,349
Texas Instruments, Inc. ............... 9,045,942 1,541,971,273
32,326,204,681
Software — 10.7%
Adobe, Inc.
(b)
...................... 4,535,057 2,705,615,006
ANSYS, Inc.
(a)(b)
.................... 864,670 313,771,450
Autodesk, Inc.
(a)(b)
................... 2,129,096 518,392,294
Cadence Design Systems, Inc.
(b)
........ 2,709,928 738,103,089
Fair Isaac Corp.
(b)
................... 246,321 286,720,107
Fortinet, Inc.
(a)(b)
.................... 6,348,335 371,568,048
Gen Digital, Inc. .................... 5,615,760 128,151,643
Intuit, Inc. ........................ 2,791,639 1,744,858,124
Microsoft Corp. .................... 74,027,182 27,837,181,519
Oracle Corp. ...................... 15,825,391 1,668,470,973
Palo Alto Networks, Inc.
(a)(b)
............ 3,095,914 912,923,120
PTC, Inc.
(b)
....................... 1,183,788 207,115,549
Roper Technologies, Inc. .............. 1,064,232 580,187,360
Salesforce, Inc.
(b)
................... 9,691,054 2,550,103,950
ServiceNow, Inc.
(a)(b)
................. 2,041,907 1,442,586,876
Synopsys, Inc.
(a)(b)
.................. 1,514,574 779,869,298
Tyler Technologies, Inc.
(a)(b)
............ 419,097 175,232,838
42,960,851,244
Specialized REITs — 1.1%
American Tower Corp. ............... 4,643,029 1,002,337,100
Crown Castle, Inc. .................. 4,322,725 497,934,693
Digital Realty Trust, Inc. .............. 3,016,449 405,953,706
Equinix, Inc. ...................... 935,192 753,194,285
Extra Space Storage, Inc. ............. 2,104,580 337,427,311
Iron Mountain, Inc. .................. 2,908,496 203,536,550
Public Storage ..................... 1,576,180 480,734,900
SBA Communications Corp. ........... 1,074,501 272,590,159
VICI Properties, Inc. ................. 10,304,149 328,496,270
Weyerhaeuser Co. .................. 7,270,976 252,811,836
4,535,016,810
Specialty Retail — 2.0%
AutoZone, Inc.
(a)(b)
.................. 175,389 453,487,552
Bath & Body Works, Inc. .............. 2,264,673 97,743,287
Best Buy Co., Inc.
(a)
................. 1,929,195 151,017,385
CarMax, Inc.
(a)(b)
.................... 1,580,198 121,264,394
Home Depot, Inc. (The) .............. 9,961,113 3,452,023,710
Lowe's Cos., Inc. ................... 5,748,134 1,279,247,222
O'Reilly Automotive, Inc.
(a)(b)
............ 589,173 559,761,484
Ross Stores, Inc.
(a)
.................. 3,372,679 466,745,047
TJX Cos., Inc. (The) ................. 11,395,209 1,068,984,556
Tractor Supply Co. .................. 1,076,699 231,522,586
Ulta Beauty, Inc.
(a)(b)
................. 490,187 240,186,728
8,121,983,951
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ....................... 145,614,539 28,035,167,194
Hewlett Packard Enterprise Co. ......... 12,777,788 216,966,840
HP, Inc. ......................... 8,662,152 260,644,154
NetApp, Inc. ...................... 2,079,540 183,332,246

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings plc ........ 1,937,851 $ 165,434,340
Western Digital Corp.
(a)(b)
.............. 3,229,659 169,137,242
29,030,682,016
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.
(a)(b)
............ 1,146,704 586,298,288
NIKE, Inc., Class B ................. 12,191,604 1,323,642,446
Ralph Lauren Corp., Class A ........... 396,117 57,120,071
Tapestry, Inc. ...................... 2,282,612 84,022,948
VF Corp. ........................ 3,292,607 61,901,012
2,112,984,765
Tobacco — 0.5%
Altria Group, Inc. ................... 17,616,387 710,645,051
Philip Morris International, Inc. .......... 15,462,348 1,454,697,700
2,165,342,751
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 5,691,549 368,641,629
United Rentals, Inc.
(a)
................ 674,953 387,031,549
WW Grainger, Inc. .................. 439,844 364,494,324
1,120,167,502
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 1,939,431 255,985,498
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ................... 5,068,504 $ 812,633,246
Total Long-Term Investments — 99.7%
(Cost: $350,967,610,733) .......................... 398,791,442,026
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 2,151,685,345 2,153,191,525
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 670,103,717 670,103,717
Total Short-Term Securities — 0.7%
(Cost: $2,821,131,179) ........................... 2,823,295,242
Total Investments — 100.4%
(Cost: $353,788,741,912 ) .......................... 401,614,737,268
Liabilities in Excess of Other Assets — (0.4)% ............ (1,740,018,125)
Net Assets — 100.0% ..............................
$ 399,874,719,143
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,493,216,128 $ — $ (341,043,199)
(a)
$ 439,246 $ 579,350 $ 2,153,191,525 2,151,685,345 $ 4,682,945
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 528,291,394 141,812,323
(a)
— — — 670,103,717 670,103,717 25,682,017 —
BlackRock, Inc. .......... 889,552,216 268,880,209 (225,786,085) 25,114,239 172,853,576 1,130,614,155 1,392,725 20,515,760 —
$ 25,553,485 $ 173,432,926 $ 3,953,909,397 $ 50,880,722 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,434 03/15/24 $ 1,068,594 $ 31,304,365

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 398,791,442,026 $ — $ — $ 398,791,442,026
Short-Term Securities
Money Market Funds ...................................... 2,823,295,242 — — 2,823,295,242
$ 401,614,737,268 $ — $ — $ 401,614,737,268
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 31,304,365 $ — $ — $ 31,304,365
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust